Risks and Financial Instruments - Sensitivity analysis of floating interest rate risk (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exposure of interest rate risk
Interest effect on debt		R$ (1,465,259)	R$ (716,969)	R$ (658,980)
Effect on income of short positions in DI of debt hedging instruments		R$ (102,175)
DI [member]
Exposure of interest rate risk
Borrowings, interest rate		12.37%
TJLP [member]
Exposure of interest rate risk
Borrowings, interest rate		6.08%
Probable Scenario [member] | DI [member]
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	[1]	R$ 26,382
Interest effect on debt	[1]	(34,907)
Incremental expenses		R$ (110,700)
Borrowings, interest rate		13.41%
Probable Scenario [member] | TJLP [member]
Exposure of interest rate risk
Interest effect on debt	[2]	R$ 0
Incremental expenses		R$ 0
Borrowings, interest rate		7.20%

[1]	Base rates used was 12.37% and sensivity rate was 13.41%.
[2]	Base rates used was 6.08% and sensivity rate was 7.20%.